Distribution Date:	05/17/24	WFRBS Commercial Mortgage Trust 2014-C20
Determination Date:	05/13/24
Next Distribution Date:	06/17/24
Record Date:	04/30/24	Commercial Mortgage Pass-Through Certificates
Series 2014-C20

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Wells Fargo Commercial Mortgage Securities, Inc.
Certificate Factor Detail	3		Attention: A.J. Sfarra		cmbsnotices@wellsfargo.com
Certificate Interest Reconciliation Detail	4		30 Hudson Yards, 15th Floor | New York, NY 10001 | United States
		General Master Servicer	Wells Fargo Bank, National Association
Additional Information	5
			Investor Relations		REAM_InvestorRelations@wellsfargo.com
Bond / Collateral Reconciliation - Cash Flows	6
			Three Wells Fargo, MAC D1050-084, 401 S. Tryon Street, 8th Floor | Charlotte, NC 28202 | United States
Bond / Collateral Reconciliation - Balances	7	Master Servicer	National Cooperative Bank, N.A.
Current Mortgage Loan and Property Stratification	8-12		Tom Klump	(703) 302-8080	tklump@ncb.coop
Mortgage Loan Detail (Part 1)	13		2011 Crystal Drive, Suite 800 | Arlington, VA 22202 | United States
Mortgage Loan Detail (Part 2)	14	General Special Servicer	Rialto Capital Advisors, LLC
Principal Prepayment Detail	15		General	(305) 229-6465
Historical Detail	16		200 S. Biscayne Blvd., Suite 3550 | Miami, FL 33131 | United States
Delinquency Loan Detail	17	Trust Advisor	Pentalpha Surveillance LLC
			Attention: WFRBS 2014-C20 Transaction Manager		notices@pentalphasurveillance.com
Collateral Stratification and Historical Detail	18
			501 John James Audubon Parkway, Suite 401 | Amherst, NY 14228 | United States
Specially Serviced Loan Detail - Part 1	19
		Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Specially Serviced Loan Detail - Part 2	20-21		Bank, N.A.
Modified Loan Detail	22		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
					trustadministrationgroup@computershare.com
Historical Liquidated Loan Detail	23		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Historical Bond / Collateral Loss Reconciliation Detail	24	Trustee	Wilmington Trust, National Association
Interest Shortfall Detail - Collateral Level	25		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
Supplemental Notes	26		1100 North Market Street | Wilmington, DE 19890 | United States

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 26

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	92890FAQ9	1.283000%	70,328,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	92890FAR7	3.036000%	95,556,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	92890FAS5	3.635000%	45,543,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4	92890FAT3	3.723000%	250,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-5	92890FAU0	3.995000%	312,986,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	92890FAV8	3.638000%	101,757,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-S	92890FBB1	4.176000%	52,584,000.00	49,315,720.14	26,410,397.94	171,618.71	0.00	0.00	26,582,016.65	22,905,322.20	88.28%	25.00%
A-SFL	92890FBD7	4.176000%	10,000,000.00	9,378,464.96	5,022,515.96	32,637.06	0.00	0.00	5,055,153.02	4,355,949.00	88.28%	25.00%
A-SFX	92890FBG0	4.176000%	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	25.00%
B	92890FAY2	4.378000%	95,440,000.00	95,440,000.00	0.00	348,196.93	0.00	0.00	348,196.93	95,440,000.00	47.23%	17.38%
C	92890FAZ9	4.513000%	45,373,000.00	45,373,000.00	0.00	186,562.86	0.00	0.00	186,562.86	45,373,000.00	27.71%	13.75%
D	92890FAC0	3.986000%	82,923,000.00	63,780,769.14	0.00	0.00	0.00	(653,751.04)	0.00	64,434,520.18	0.00%	7.13%
E	92890FAE6	3.250000%	32,857,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	4.50%
F	92890FAG1	3.250000%	18,775,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	3.00%
G	92890FAJ5	3.250000%	37,550,501.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
V	92890FAL0	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	92890FAN6	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,251,672,503.01	263,287,954.24	31,432,913.90	739,015.56	0.00	(653,751.04)	32,171,929.46	232,508,791.38

X-A	92890FAW6	0.507963%	938,754,000.00	58,694,185.10	0.00	24,845.39	0.00	0.00	24,845.39	27,261,271.20
X-B	92890FAX4	0.398227%	223,736,000.00	204,593,769.14	0.00	67,895.66	0.00	0.00	67,895.66	205,247,520.18
X-C	92890FAA4	4.683963%	89,182,501.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Notional SubTotal			1,251,672,501.00	263,287,954.24	0.00	92,741.05	0.00	0.00	92,741.05	232,508,791.38

Deal Distribution Total					31,432,913.90	831,756.61	0.00	(653,751.04)	32,264,670.51

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 26

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	92890FAQ9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	92890FAR7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	92890FAS5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4	92890FAT3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-5	92890FAU0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	92890FAV8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S	92890FBB1	937.84649589	502.25159630	3.26370588	0.00000000	0.00000000	0.00000000	0.00000000	505.51530218	435.59489959
A-SFL	92890FBD7	937.84649600	502.25159600	3.26370600	0.00000000	0.00000000	0.00000000	0.00000000	505.51530200	435.59490000
A-SFX	92890FBG0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
B	92890FAY2	1,000.00000000	0.00000000	3.64833330	0.00000000	0.00000000	0.00000000	0.00000000	3.64833330	1,000.00000000
C	92890FAZ9	1,000.00000000	0.00000000	4.11175942	(0.35092588)	25.78135896	0.00000000	0.00000000	4.11175942	1,000.00000000
D	92890FAC0	769.15655656	0.00000000	0.00000000	2.55488164	105.09879852	0.00000000	(7.88383247)	0.00000000	777.04038904
E	92890FAE6	0.00000000	0.00000000	0.00000000	0.00000000	97.50000183	0.00000000	0.00000000	0.00000000	0.00000000
F	92890FAG1	0.00000000	0.00000000	0.00000000	0.00000000	97.50000320	0.00000000	0.00000000	0.00000000	0.00000000
G	92890FAJ5	0.00000000	0.00000000	0.00000000	0.00000000	82.19741356	0.00000000	0.00000000	0.00000000	0.00000000
V	92890FAL0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	92890FAN6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	92890FAW6	62.52349934	0.00000000	0.02646635	0.00000000	0.00000000	0.00000000	0.00000000	0.02646635	29.03984558
X-B	92890FAX4	914.44277693	0.00000000	0.30346328	0.00000000	0.00000000	0.00000000	0.00000000	0.30346328	917.36475212
X-C	92890FAA4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 26

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-5	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-A	04/01/24 - 04/30/24	30	0.00	24,845.39	0.00	24,845.39	0.00	0.00	0.00	24,845.39	0.00
X-B	04/01/24 - 04/30/24	30	0.00	67,895.66	0.00	67,895.66	0.00	0.00	0.00	67,895.66	0.00
X-C	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-S	04/01/24 - 04/30/24	30	0.00	171,618.71	0.00	171,618.71	0.00	0.00	0.00	171,618.71	0.00
A-SFL	04/17/24 - 05/16/24	30	0.00	32,637.06	0.00	32,637.06	0.00	0.00	0.00	32,637.06	0.00
A-SFX	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B	04/01/24 - 04/30/24	30	0.00	348,196.93	0.00	348,196.93	0.00	0.00	0.00	348,196.93	0.00
C	04/01/24 - 04/30/24	30	1,185,700.16	170,640.29	0.00	170,640.29	(15,922.56)	0.00	0.00	186,562.86	1,169,777.60
D	04/01/24 - 04/30/24	30	8,503,249.22	211,858.45	0.00	211,858.45	211,858.45	0.00	0.00	0.00	8,715,107.67
E	N/A	N/A	3,203,557.56	0.00	0.00	0.00	0.00	0.00	0.00	0.00	3,203,557.56
F	N/A	N/A	1,830,562.56	0.00	0.00	0.00	0.00	0.00	0.00	0.00	1,830,562.56
G	N/A	N/A	3,086,554.06	0.00	0.00	0.00	0.00	0.00	0.00	0.00	3,086,554.06
Totals			17,809,623.56	1,027,692.49	0.00	1,027,692.49	195,935.89	0.00	0.00	831,756.61	18,005,559.45

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 26

	Additional Information
		Excess Liquidation Proceeds Reserve Account Summary
Total Available Distribution Amount (1)	32,264,670.51	Beginning Reserve Account Balance	0.00
Benchmark: Term SOFR		Deposit Amount	0.00
Current Period %	5.430720	Withdrawal Amount	0.00
Next Period %	5.435030	Ending Reserve Account Balance	0.00
Benchmark Adjustment
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.			Page 5 of 26

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	1,035,733.44	Master Servicing Fee	6,625.79
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	601.80
Interest Adjustments	0.00	Trustee Fee	210.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	109.70
ARD Interest	0.00	Trust Advisor Fee	493.66
Net Prepayment Interest Excess / (Shortfall)	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	1,035,733.44	Total Fees	8,040.97

Principal		Expenses/Reimbursements
Scheduled Principal	30,779,162.86	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	140,531.63
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	35,574.49
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	653,751.04	Special Servicing Fees (Work Out)	19,829.77
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	31,432,913.90	Total Expenses/Reimbursements	195,935.89

		Interest Reserve Deposit	0.00
		Gain on Sale / Excess Liquidation Proceeds Reserve Account Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	831,756.61
Borrower Option Extension Fees	0.00	Principal Distribution	31,432,913.90
Gain on Sale / Excess Liquidation Proceeds	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	32,264,670.51
Total Funds Collected	32,468,647.34	Total Funds Distributed	32,468,647.37
© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 26

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	263,287,954.24	263,287,954.24	Beginning Certificate Balance	263,287,954.24
(-) Scheduled Principal Collections	30,779,162.86	30,779,162.86	(-) Principal Distributions	31,432,913.90
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	(653,751.04)
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	(653,751.04)
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	(653,751.04)	(653,751.04)	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	232,508,791.38	232,508,791.38	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	264,357,377.41	264,357,377.41	Ending Certificate Balance	232,508,791.38
Ending Actual Collateral Balance	233,845,907.63	233,845,907.63

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.68%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 26

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
1,000,000 or less	0	0.00	0.00%	0	0.0000	0.000000	1.20 or Less	4	150,975,804.95	64.93%	(1)	4.6879	0.465106
1,000,001 to 2,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.21 to 1.30	0	0.00	0.00%	0	0.0000	0.000000
2,000,001 to 3,000,000	2	5,664,936.40	2.44%	(1)	4.9713	2.135821	1.31 to 1.40	1	20,000,000.00	8.60%	(1)	4.4400	1.313700
3,000,001 to 4,000,000	2	7,338,000.32	3.16%	0	5.1586	2.382221	1.41 to 1.50	0	0.00	0.00%	0	0.0000	0.000000
4,000,001 to 5,000,000	1	4,143,163.02	1.78%	0	5.2000	3.018600	1.51 to 1.60	1	2,723,500.39	1.17%	0	5.0700	1.533300
5,000,001 to 6,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.61 to 1.70	0	0.00	0.00%	0	0.0000	0.000000
6,000,001 to 7,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.71 to 1.80	0	0.00	0.00%	0	0.0000	0.000000
7,000,001 to 8,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.81 to 1.90	0	0.00	0.00%	0	0.0000	0.000000
8,000,001 to 9,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.91 to 2.25	2	47,927,407.55	20.61%	(1)	4.5980	2.198564
9,000,001 to 10,000,000	0	0.00	0.00%	0	0.0000	0.000000	2.26 to 2.50	0	0.00	0.00%	0	0.0000	0.000000
10,000,001 to 15,000,000	1	10,028,915.58	4.31%	(4)	5.1600	(0.058600)	2.51 to 2.75	1	2,941,436.01	1.27%	(1)	4.8800	2.693700
15,000,001 to 20,000,000	1	20,000,000.00	8.60%	(1)	4.4400	1.313700	2.76 or Greater	2	7,940,642.48	3.42%	0	5.1617	2.896411
20,000,001 to 30,000,000	0	0.00	0.00%	0	0.0000	0.000000	Totals	11	232,508,791.38	100.00%	(1)	4.6711	1.019161
30,000,001 to 50,000,000	2	74,832,823.00	32.18%	(1)	4.4890	1.269103
50,000,001 to 70,000,000	2	110,500,953.06	47.53%	0	4.7244	0.671672
70,000,001 to 90,000,000	0	0.00	0.00%	0	0.0000	0.000000
90,000,001 to greater	0	0.00	0.00%	0	0.0000	0.000000
Totals	11	232,508,791.38	100.00%	(1)	4.6711	1.019161
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.													Page 8 of 26

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

California	3	10,625,119.89	4.57%	0	5.1114	2.580472
							Mixed Use	1	6,547,513.18	2.82%	(2)	4.4000	(0.112100)
Georgia	1	10,028,915.58	4.31%	(4)	5.1600	(0.058600)
							Office	5	131,924,789.58	56.74%	(1)	4.6494	1.246782
Louisiana	1	2,723,500.39	1.17%	0	5.0700	1.533300
							Retail	5	86,352,804.74	37.14%	(1)	4.6778	0.622122
Maryland	2	64,386,886.69	27.69%	(1)	4.5158	1.936070
							Self Storage	2	7,683,683.88	3.30%	0	5.2000	2.537126
New York	2	30,445,936.31	13.09%	(2)	4.4000	(0.112100)
							Totals	13	232,508,791.38	100.00%	(1)	4.6711	1.019161
Texas	2	57,508,987.31	24.73%	0	4.7100	0.702700

Virginia	1	52,991,965.75	22.79%	0	4.7400	0.638000

Washington	1	3,797,479.46	1.63%	0	5.1200	2.763100

Totals	13	232,508,791.38	100.00%	(1)	4.6711	1.019161

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 26

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	4.250% or less	0	0.00	0.00%	0	0.0000	0.000000	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.251% to 4.500%	2	50,445,936.31	21.70%	(2)	4.4159	0.453178	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.501% to 4.750%	3	154,887,839.75	66.62%	0	4.6744	1.114380	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.751% to 5.000%	1	2,941,436.01	1.27%	(1)	4.8800	2.693700	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	5.001% to 5.250%	5	24,233,579.31	10.42%	(2)	5.1563	1.385497	49 months or greater	11	232,508,791.38	100.00%	(1)	4.6711	1.019161
	5.251% to 5.500%	0	0.00	0.00%	0	0.0000	0.000000	Totals	11	232,508,791.38	100.00%	(1)	4.6711	1.019161
	5.501% to 5.750%	0	0.00	0.00%	0	0.0000	0.000000
	5.751% or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	11	232,508,791.38	100.00%	(1)	4.6711	1.019161
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 26

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	60 months or less	11	232,508,791.38	100.00%	(1)	4.6711	1.019161	Interest Only	1	20,000,000.00	8.60%	(1)	4.4400	1.313700
61 months to 84 months		0	0.00	0.00%	0	0.0000	0.000000	240 months or less	10	212,508,791.38	91.40%	(1)	4.6929	0.991441
85 months to 120 months		0	0.00	0.00%	0	0.0000	0.000000	241 months to 300 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	11	232,508,791.38	100.00%	(1)	4.6711	1.019161	301 months to 360 months	0	0.00	0.00%	0	0.0000	0.000000
								361 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	11	232,508,791.38	100.00%	(1)	4.6711	1.019161
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 26

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000			No outstanding loans in this group
	12 months or less	10	229,785,290.99	98.83%	(1)	4.6664	1.013067
	13 months to 24 months	1	2,723,500.39	1.17%	0	5.0700	1.533300
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	11	232,508,791.38	100.00%	(1)	4.6711	1.019161
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 26

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
3	310922835	RT	Herndon	VA	Actual/360	4.740%	209,827.23	128,851.86	0.00	N/A	05/01/24	--	53,120,817.61	52,991,965.75	04/01/24
4	780922562	OF	Sugar Land	TX	Actual/360	4.710%	226,111.59	99,061.85	0.00	N/A	05/01/24	--	57,608,049.16	57,508,987.31	08/01/23
5	440000373	OF	Annapolis	MD	Actual/360	4.550%	168,599.13	78,818.12	0.00	04/06/24	04/06/44	--	44,465,704.81	44,386,886.69	05/06/24
9	300571076	Various New York		NY	Actual/360	4.400%	111,867.56	63,398.76	0.00	N/A	03/06/24	--	30,509,335.07	30,445,936.31	02/06/24
18	310920504	OF	Bethesda	MD	Actual/360	4.440%	74,000.00	0.00	0.00	N/A	04/01/24	--	20,000,000.00	20,000,000.00	03/01/24
24	301840024	OF	Kennesaw	GA	Actual/360	5.160%	43,226.41	23,737.30	0.00	N/A	01/01/24	--	10,052,652.88	10,028,915.58	11/01/23
33	410918490	SS	Union City	CA	Actual/360	5.200%	18,017.75	14,778.83	0.00	N/A	05/01/24	--	4,157,941.85	4,143,163.02	04/01/24
34	410918489	SS	Brentwood	CA	Actual/360	5.200%	15,396.98	12,629.19	0.00	N/A	05/01/24	--	3,553,150.05	3,540,520.86	04/01/24
42	301840042	LO	Cleveland	OH	Actual/360	5.160%	30,838.11	7,171,653.35	0.00	N/A	05/01/24	--	7,171,653.35	0.00	05/01/24
46	416000136	LO	Hebron	KY	Actual/360	5.220%	14,292.36	3,285,600.41	0.00	N/A	05/01/24	--	3,285,600.41	0.00	05/01/24
47	416000137	LO	Indianapolis	IN	Actual/360	5.220%	12,034.81	2,766,622.73	0.00	N/A	05/01/24	--	2,766,622.73	0.00	05/01/24
55	301840055	MH	Kenosha	WI	Actual/360	4.810%	19,995.92	4,988,586.39	0.00	N/A	05/05/24	--	4,988,586.39	0.00	05/05/24
66	300571080	RT	Brownsville	TX	Actual/360	5.000%	17,429.07	4,182,977.26	0.00	N/A	04/06/24	--	4,182,977.26	0.00	05/06/24
68	301840068	RT	Seattle	WA	Actual/360	5.120%	16,240.09	8,792.16	0.00	N/A	05/01/24	--	3,806,271.62	3,797,479.46	05/01/24
72	301840072	LO	Springfield	OH	Actual/360	5.530%	14,979.27	3,250,475.41	0.00	N/A	05/01/24	--	3,250,475.41	0.00	05/01/24
76	310922497	RT	City of Industry	CA	Actual/360	4.880%	11,990.60	7,071.82	0.00	N/A	04/01/24	--	2,948,507.83	2,941,436.01	05/01/24
83	416000134	RT	Baton Rouge	LA	Actual/360	5.070%	11,529.90	5,471.03	0.00	N/A	05/01/24	--	2,728,971.42	2,723,500.39	04/01/24
84	416000138	RT	El Dorado	AR	Actual/360	4.790%	9,802.76	2,455,805.79	0.00	N/A	05/01/24	--	2,455,805.79	0.00	05/01/24
88	301840088	SS	Charleston	SC	Actual/360	5.130%	9,553.90	2,234,830.60	0.00	N/A	05/05/24	--	2,234,830.60	0.00	05/05/24
Totals							1,035,733.44	30,779,162.86	0.00				263,287,954.24	232,508,791.38
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 13 of 26

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
3	2,919,326.00	0.00	--	--	--	0.00	0.00	337,793.74	337,793.74	0.00	0.00
4	2,513,560.00	0.00	--	--	05/13/24	36,033,750.90	2,742,241.38	183,023.98	1,708,803.54	0.00	0.00
5	6,648,721.44	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
9	869,402.29	(178,762.00)	01/01/23	06/30/23	05/13/24	0.00	0.00	174,663.76	524,270.44	0.00	0.00
18	1,430,734.78	0.00	--	--	--	0.00	0.00	73,605.00	149,788.91	0.00	0.00
24	218,985.00	0.00	--	--	03/11/24	0.00	0.00	66,346.31	398,199.66	0.00	0.00
33	1,068,365.05	915,742.39	01/01/23	09/30/23	--	0.00	0.00	32,727.28	32,727.28	0.00	0.00
34	786,315.00	507,723.05	01/01/23	09/30/23	--	0.00	0.00	27,966.95	27,966.95	0.00	0.00
42	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
46	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
47	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
55	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
66	413,180.78	265,883.34	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
68	863,828.96	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
72	867,172.84	677,190.12	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
76	557,223.54	494,724.15	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
83	338,254.84	0.00	--	--	--	0.00	0.00	16,955.45	16,955.45	0.00	0.00
84	420,545.77	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
88	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
Totals	19,915,616.29	2,682,501.05				36,033,750.90	2,742,241.38	913,082.47	3,196,505.97	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 14 of 26

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 15 of 26

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
05/17/24	0	0.00	0	0.00	0	0.00	0	0.00	1	57,508,987.31	0	0.00	0	0.00	0	0.00	4.671142%	4.444144%	(1)
04/17/24	0	0.00	0	0.00	1	57,608,049.16	0	0.00	1	57,608,049.16	0	0.00	0	0.00	8	40,822,846.32	4.720611%	4.521317%	0
03/15/24	0	0.00	0	0.00	2	57,699,204.24	0	0.00	1	57,699,204.24	0	0.00	0	0.00	6	52,579,543.06	4.808645%	4.684448%	1
02/16/24	0	0.00	0	0.00	2	172,819,741.43	0	0.00	1	57,805,055.66	0	0.00	0	0.00	3	14,152,428.79	4.834334%	4.687839%	2
01/18/24	0	0.00	0	0.00	2	173,116,003.15	0	0.00	1	57,895,414.95	0	0.00	0	0.00	3	10,568,476.65	4.853250%	4.733340%	3
12/15/23	0	0.00	0	0.00	2	173,411,053.03	0	0.00	1	57,985,409.23	0	0.00	0	0.00	0	0.00	4.873508%	4.757062%	4
11/17/23	0	0.00	0	0.00	2	173,727,807.63	0	0.00	1	58,082,608.43	0	0.00	0	0.00	1	9,747,770.35	4.876449%	4.764712%	5
10/17/23	0	0.00	0	0.00	2	174,020,354.96	0	0.00	1	58,171,846.56	0	0.00	0	0.00	2	8,934,853.64	4.878667%	4.768044%	6
09/15/23	0	0.00	0	0.00	2	174,334,697.36	1	0.00	1	58,268,316.86	0	0.00	0	0.00	1	13,256,423.73	4.877869%	4.768241%	7
08/17/23	0	0.00	0	0.00	3	213,640,260.35	1	39,015,498.12	1	58,356,804.83	0	0.00	0	0.00	0	0.00	4.874035%	4.756392%	8
07/17/23	0	0.00	0	0.00	3	214,014,137.15	1	39,100,496.50	1	58,444,935.35	0	0.00	0	0.00	0	0.00	4.874140%	4.756509%	9
06/16/23	0	0.00	0	0.00	3	214,414,791.21	1	39,190,344.85	1	58,540,337.96	0	0.00	0	0.00	0	0.00	4.874247%	4.766187%	10
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 16 of 26

					Delinquency Loan Detail
		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
3	310922835	04/01/24	0	5	337,793.74	337,793.74	11,374.00	53,120,817.61	01/18/24	13
4	780922562	08/01/23	8	5	183,023.98	1,708,803.54	1,275,892.45	58,356,804.83	10/06/20	7			02/07/23
9	300571076	02/06/24	2	5	174,663.76	524,270.44	7,700.00	30,635,460.31	06/15/23	2
18	310920504	03/01/24	1	5	73,605.00	149,788.91	0.00	20,000,000.00	04/09/24	4
24	301840024	11/01/23	5	5	66,346.31	398,199.66	1,131.40	10,166,959.40	05/12/23	13
33	410918490	04/01/24	0	5	32,727.28	32,727.28	0.00	4,157,941.85	05/10/24	0
34	410918489	04/01/24	0	5	27,966.95	27,966.95	0.00	3,553,150.05	05/10/24	0
83	416000134	04/01/24	0	5	16,955.45	16,955.45	0.00	2,728,971.42
Totals					913,082.47	3,196,505.97	1,296,097.85	182,720,105.47
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
			3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 17 of 26

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		188,121,905	6,738,915	123,874,002		57,508,987
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		44,386,887	44,386,887	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

May-24	232,508,791	114,524,952	20,000,000	30,445,936	10,028,916	57,508,987
Apr-24	263,287,954	140,934,940	24,182,977	30,509,335	10,052,653	57,608,049
Mar-24	447,640,855	349,298,021	0	30,568,780	10,074,851	57,699,204
Feb-24	635,628,314	452,708,740	0	0	125,114,519	57,805,056
Jan-24	674,858,180	491,620,355	0	0	125,342,410	57,895,415
Dec-23	707,775,810	534,364,757	0	0	115,425,644	57,985,409
Nov-23	748,281,522	574,553,714	0	0	115,645,199	58,082,608
Oct-23	759,518,373	585,498,018	0	0	115,848,508	58,171,847
Sep-23	770,052,505	595,717,808	0	0	116,066,381	58,268,317
Aug-23	810,560,923	596,920,662	0	0	155,283,456	58,356,805
Jul-23	812,132,522	598,118,385	0	0	155,569,202	58,444,935
Jun-23	813,802,896	599,388,105	0	0	155,874,453	58,540,338
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 18 of 26

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
3	310922835	52,991,965.75	53,120,817.61	88,500,000.00	02/26/14	2,592,976.00	0.63800	12/31/23	05/01/24	239
4	780922562	57,508,987.31	58,356,804.83	30,300,000.00	03/08/24	2,513,560.00	0.70270	12/31/23	05/01/24	239
9	300571076	30,445,936.31	30,635,460.31	66,000,000.00	03/01/24	(235,788.50)	(0.11210)	06/30/23	03/06/24	239
18	310920504	20,000,000.00	20,000,000.00	40,000,000.00	03/05/14	1,182,826.78	1.31370	12/31/23	04/01/24	I/O
24	301840024	10,028,915.58	10,166,959.40	16,000,000.00	02/20/24	(47,109.00)	(0.05860)	12/31/23	01/01/24	235
33	410918490	4,143,163.02	4,157,941.85	10,420,000.00	09/22/13	891,008.14	3.01860	09/30/23	05/01/24	179
34	410918489	3,540,520.86	3,553,150.05	8,610,000.00	09/23/13	497,853.05	1.97370	09/30/23	05/01/24	179
Totals		178,659,488.83	179,991,134.05	259,830,000.00		7,395,326.47

© 2021 Computershare. All rights reserved. Confidential.										Page 19 of 26

					Specially Serviced Loan Detail - Part 2
				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²	Special Servicing Comments
3	310922835	RT	VA	01/18/24	13
	The loan matures in May 2024 and borrower has requested a loan extension, which is being evaluated.

4	780922562	OF	TX	10/06/20	7

The Loan transferred for Imminent Monetary Default at the Borrower's request as a result of the Covid-19 pandemic. The property was foreclosed on 2/7/2023. The collateral is made up of two towers and is currently 53.39% occupied. Expected

	dispositi on by Q4 2024.

9	300571076	Various	NY	06/15/23	2

Borrower has requested Lender's consent to a loan modification. A pre-negotiation letter has been executed by borrower and guarantor. Borrower submitted a request for a loan modification which was not acceptable to lender, and subsequently negotiat ed a forbearance agreement. After Special Servicer obtained lender's approval to the forbearance, borrower decided not to proceed. The loan is in maturity default and Special Servicer has received lender's approval to proceed with the

	enforcement of remed ies.

18	310920504	OF	MD	04/09/24	4

The Loan recently transferred to Special Servicing on 4/9/2024 due to maturity default on 4/1/2024. A Hello Letter was sent and a PNL was signed. Borrower requested an extension. Special Servicer is evaluating the request.

24	301840024	OF	GA	05/12/23	13

The Loan transferred to SS for Imminent Monetary Default. Borrower has executed the PNL. Special Servicer is evaluating Borrower's request for a maturity extension. Borrower and special servicer remain in communication regarding relief.

	Borrower pr ovided updated request for relief which is being reviewed.

33	410918490	SS	CA	05/10/24	0
	Special Servicer comments are not available for this cycle.

© 2021 Computershare. All rights reserved. Confidential.						Page 20 of 26

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
34	410918489	SS	CA	05/10/24	0
Special Servicer comments are not available for this cycle.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 21 of 26

				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
19	300571072	0.00	5.32000%	0.00	5.32000%	10	11/20/20	12/06/20	12/11/20
32	300571086	0.00	5.19000%	0.00	5.19000%	10	08/17/20	06/06/20	09/11/20
65	300571091	4,398,009.45	5.76700%	4,215,825.94	5.76700%	10	05/01/21	05/01/21	05/01/21
65	300571091	4,398,009.45	5.76700%	4,215,825.94	5.76700%	10	04/15/21	05/01/21	--
66	300571080	0.00	5.00000%	0.00	5.00000%	10	09/29/21	09/30/21	--
67	300571092	4,032,179.48	5.76700%	4,022,839.15	5.76700%	10	10/15/20	10/15/20	--
69	300571088	3,909,234.84	5.49500%	3,899,515.38	5.49500%	10	06/22/20	07/06/20	07/13/20
Totals		12,339,423.77		12,138,180.47
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.									Page 22 of 26

					Historical Liquidated Loan Detail

			Loan		Gross Sales					Current		Loss to Loan	Percent of
			Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan		Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number	Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
1	440000357	03/15/24	115,014,685.77	79,000,000.00	36,617,256.61	2,542,887.90	36,617,256.61	34,074,368.71	80,940,317.06	0.00	0.00	80,940,317.06	62.26%
6	440000346	09/15/23	39,015,498.12	30,500,000.00	16,431,331.57	3,089,558.42	16,431,331.57	13,341,773.15	25,673,724.97	653,751.04	653,751.04	25,019,973.93	53.23%
10	300571083	05/17/18	4,660,122.30	27,052,622.53	7,726,063.55	1,187,368.67	7,726,063.55	6,538,694.88	0.00	0.00	0.00	0.00	0.00%
41	416000133	08/16/19	8,775,058.62	14,800,000.00	9,385,537.13	285,027.20	9,385,537.13	9,100,509.93	0.00	0.00	0.00	0.00	0.00%
65	300571091	07/16/21	4,194,648.02	7,100,000.00	3,368,887.55	138,932.26	3,368,887.55	3,229,955.29	964,692.73	0.00	0.00	964,692.73	19.50%
67	300571092	02/18/21	4,003,371.46	6,700,000.00	3,458,934.80	218,181.04	3,458,934.80	3,240,753.76	762,617.70	0.00	16,620.19	745,997.51	16.00%
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			175,663,384.29	165,152,622.53	76,988,011.21	7,461,955.49	76,988,011.21	69,526,055.72	108,341,352.46	653,751.04	670,371.23	107,670,981.23

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.													Page 23 of 26

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
Deal	Deal	03/17/23	0.00	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
		03/17/21	0.00	762,617.70	0.00	0.00	0.00	0.00	0.00	0.00
1	440000357	03/15/24	0.00	0.00	80,940,317.06	0.00	0.00	80,940,317.06	0.00	0.00	80,940,317.06
6	440000346	05/17/24	0.00	0.00	25,019,973.93	0.00	0.00	(653,751.04)	0.00	0.00	25,019,973.93
		09/15/23	0.00	0.00	25,673,724.97	0.00	0.00	25,673,724.97	0.00	0.00
10	300571083	05/17/18	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
41	416000133	08/16/19	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
65	300571091	07/16/21	0.00	0.00	964,692.73	0.00	0.00	964,692.73	0.00	0.00	964,692.73
67	300571092	03/17/23	0.00	0.00	745,997.51	0.00	0.00	(16,620.19)	0.00	0.00	745,997.51
		02/18/21	0.00	0.00	762,617.70	0.00	0.00	762,617.70	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	(653,751.04)	0.00	0.00	(653,751.04)
Cumulative Totals			0.00	762,617.71	107,670,981.23	0.00	0.00	107,670,981.23	0.00	0.00	107,670,981.23

© 2021 Computershare. All rights reserved. Confidential.											Page 24 of 26

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
3	0.00	0.00	11,066.84	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
4	0.00	0.00	12,001.68	0.00	0.00	140,531.63	0.00	0.00	0.00	0.00	0.00	0.00
9	0.00	0.00	6,356.11	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
18	0.00	0.00	3,055.56	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
24	0.00	0.00	2,094.30	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
34	0.00	0.00	1,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
66	0.00	0.00	0.00	0.00	19,829.77	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	35,574.49	0.00	19,829.77	140,531.63	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		195,935.89

© 2021 Computershare. All rights reserved. Confidential.												Page 25 of 26

Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 26 of 26